Amounts Payable and Other Liabilities	12 Months Ended
Jul. 31, 2021
Note 6 - Amounts Payable and Other Liabilities
6.	AMOUNTS PAYABLE AND OTHER LIABILITIES

	July 31, 2021	July 31, 2020
Amounts payable	$24,423	$4,176